Financial Revenues and Expenses - Summary of Financial Revenues and Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Revenue [abstract]
Interest finance leases	€ 18	€ 19	€ 10
Interest on overdrafts and other finance costs	36	37	90
Interest on RCAs	90	53
Exchange Differences	4,309	98	135
Finance expenses	4,454	207	236
Interest income bank account	927	1,413	352
Exchange Differences and others	6	791	190
Finance income	€ 933	€ 2,204	€ 542